Non-controlling Interests (Details) - CLP ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Non-controlling interests [Line Items]
Non-controlling interests	$ 108,989,235	$ 125,751,551
Bebidas del Paraguay S.A [Member]
Disclosure of Non-controlling interests [Line Items]
Non-controlling interests	18,803,673	17,624,239
Aguas CCU-Nestle Chile S.A. [Member]
Disclosure of Non-controlling interests [Line Items]
Non-controlling interests	24,118,966	20,347,714
Cerveceria Kunstmann S.A. [Member]
Disclosure of Non-controlling interests [Line Items]
Non-controlling interests	8,118,212	6,684,320
Compania Pisquera de Chile S.A [Member]
Disclosure of Non-controlling interests [Line Items]
Non-controlling interests	5,109,395	4,898,600
Vina San Pedro Tarapaca S.A [Member]
Disclosure of Non-controlling interests [Line Items]
Non-controlling interests	39,007,270	72,189,322
Saenz Briones Cia. S.A.I.C. [Member]
Disclosure of Non-controlling interests [Line Items]
Non-controlling interests	1,179,410	680,303
Distribuidora del Paraguay S.A. [Member]
Disclosure of Non-controlling interests [Line Items]
Non-controlling interests	4,445,452	2,806,825
Other subsidiaries [Member]
Disclosure of Non-controlling interests [Line Items]
Non-controlling interests	$ 1,131,825	$ 520,228